Note 2 - Summary of Significant Accounting Policies (Details) - Summary of Potentially Dilutive Securities Excluded from Earnings Per Share Calculation In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Earnings Per Share Computation	4,690	546	29,241	11,992
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Earnings Per Share Computation	428	423	10,732	4,148
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Earnings Per Share Computation	636	12	11,582	304
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Earnings Per Share Computation	3,614	16	5,375	4,540
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Earnings Per Share Computation			1,552	3,000